Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Exchange Traded Concepts Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2021
Prospectus Date	rr_ProspectusDate	Jan. 01, 2021
EMQQ The Emerging Markets Internet & Ecommerce ETF | EMQQ The Emerging Markets Internet & Ecommerce ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMQQ
North Shore Global Uranium Mining ETF | North Shore Global Uranium Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URNM
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTRN